Other Accrued Expenses and Other Current Liabilities (Details 1) - Accrued Warranty Costs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Accrued Expenses and Liability [Line Items]
Balance at beginning of year	$ 227	$ 103	$ 121
Additions charged to expense	11	1,121	355
Amounts utilized	(190)	(997)	(373)
Balance at end of year	$ 48	$ 227	$ 103